FV Measurements (Financial Liabilities not Measured at Fair Value on Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ 17,941	$ 16,621
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	17,688	16,363
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	253	258
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	18,407	18,365
Financial assets and liabilities	$ 17,941	$ 16,621